FI - Difference between fair value and unpaid principle balances (Details 9) - CHF (SFr) SFr in Millions	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Financial instruments
Cash and Due from Banks	SFr 318	SFr 193	SFr 89
Interest-bearing deposits with banks	0	2	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927	92,788	83,565
Loans	20,831	21,521	20,820
Other assets	13,439	13,308	25,627
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,114)	(25,421)	(32,398)
Short-term borrowings	(2,996)	(3,185)	(3,112)
Long-term debt	(73,922)	(69,104)	(80,931)
Other liabilities	(10,104)	SFr (10,867)	(11,754)
Aggregate fair value
Loans
Non-interest-earning loans	1,364		1,628
Financial instruments
Interest-bearing deposits with banks	0		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,927		83,565
Loans	20,831		20,820
Other assets	12,137		23,906
Due to banks and customer deposits	(1,073)		(913)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,114)		(32,398)
Short-term borrowings	(2,996)		(3,112)
Long-term debt	(73,922)		(80,931)
Other liabilities	(1,069)		(984)
Aggregate unpaid principal
Loans
Non-interest-earning loans	5,106		5,019
Financial instruments
Interest-bearing deposits with banks	0		2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	79,790		83,397
Loans	21,858		22,289
Other assets	16,323		30,308
Due to banks and customer deposits	(960)		(826)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(18,100)		(32,381)
Short-term borrowings	(3,063)		(3,263)
Long-term debt	(78,861)		(85,335)
Other liabilities	(2,609)		(2,619)
Difference
Loans
Non-interest-earning loans, Difference	(3,742)		(3,391)
Financial instruments
Interest-bearing deposits with banks	0		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	137		168
Loans	(1,027)		(1,469)
Other assets	(4,186)		(6,402)
Due to banks and customer deposits	(113)		(87)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(14)		(17)
Short-term borrowings	67		151
Long-term debt	4,939		4,404
Other liabilities	SFr 1,540		SFr 1,635